Marketable securities	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
Marketable securities
Marketable securities

The historic cost of marketable securities is marked to market, with changes in fair value recognized in the Consolidated Statement of Other Comprehensive Income.

Marketable securities held by us are equity securities considered to be available-for-sale. The following tables summarize the carrying values of the marketable securities in the Consolidated Balance Sheet:

	As at December 31, 2017
(In US$ millions)	Amortized cost	Cumulative unrealized fair value gains	Carrying value
Archer	—	28	28
Seadrill Partners - Common Units	93	3	96
Total	93	31	124

	As at December 31, 2016
(In US$ millions)	Amortized cost	Cumulative unrealized fair value gains	Carrying value
Seadrill Partners - Common Units	93	17	110
Total	93	17	110

The following table summarizes the gross realized gains and losses from marketable securities during the years presented:

	Year ended December 31, 2017
(In US$ millions)	Gross realized gains	Gross realized losses	Gross unrealized gains	Gross unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain/(loss) reclassified into income
Archer	—	—	42	(14)	—	—	—
Seadrill Partners - Common Units	—	—	8	(22)	—	—	—
Total	—	—	50	(36)	—	—	—

	Year ended December 31, 2016
(In US$ millions)	Gross realized gains	Gross realized losses	Gross unrealized gains	Gross unrealized losses	Gross proceeds from sales	Recognition and purchases	Loss reclassified into income
Sapura Kencana	—	—	—	—	195	—	—
Seadrill Partners - Common Units	—	—	69	(52)	—	—	(153)
Total	—	—	69	(52)	195	—	(153)

	Year ended December 31, 2015
(In US$ millions)	Gross realized gains	Gross realized losses	Gross unrealized gains	Gross unrealized losses	Gross proceeds from sales	Recognition and purchases	Loss reclassified into income
Sapura Kencana	—	—	—	(130)	—	—	(178)
Seadrill Partners - Common Units	—	—	16	(346)	—	—	(574)
Total	—	—	16	(476)	—	—	(752)

SapuraKencana
During the year ended December 31, 2015 we recognized an other than temporary impairment charge of $167 million on the investment in SapuraKencana, which was recorded within “Loss on impairment of investments.” This impairment charge represents a reclassification of losses previously recognized within Other Comprehensive Income. Refer to Note 8 "Impairment loss on marketable securities and investments in associated companies" for more information.

An additional net impairment charge was recognized to bring the carrying value of the asset to the realizable value of $195 million as at December 31, 2015. The resulting net impairment was a loss of $11 million, which is recognized within "Loss on impairments of investments" in the Consolidated Statement of Operations. The total investment impairment charge for SapuraKencana recognized in the year ended December 31, 2015 was $178 million.

On April 27, 2016, we sold our entire shareholding in SapuraKencana for net proceeds of $195 million, net of transaction costs.

Seadrill Partners Common Units
Our holding of the voting common units of Seadrill Partners are accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent a ‘in-substance common stock’ interest as defined by U.S. GAAP. These securities were recognized on January 2, 2014 at the quoted market price and are re-measured at fair value each reporting period.

At September 30, 2015 management determined that the investment in Seadrill Partners’ Common Units was other than temporarily impaired, recognizing an impairment charge of $574 million within “Loss on impairment of investments”.

At September 30, 2016, management further determined the investment to be other than temporarily impaired due to the continuing length and severity of the reduction in value below historic cost. As a result we have further impaired the investment, recognizing an additional impairment charge of $153 million within "Loss on impairment of investments". This impairment charge includes a reclassification of current period and historical fair value losses previously recognized within Other Comprehensive Income. The amount reclassified out of "Accumulated other comprehensive income" into earnings was determined on the basis of average cost.

No other than temporary impairment was recognized during the year ended December 31, 2017 as the fair value of the common units was greater than book value at December 31, 2017.

Marketable securities in Seadrill Partners, with a fair value of $96 million, are in an unrealized gain position as at December 31, 2017. The total cumulative unrealized holding gains as at December 31, 2017 amounted to $3 million (December 31, 2016: total accumulated gains of $17 million).

Archer
As part of their financial restructuring, Archer completed two share issuances in March and April 2017, which diluted Seadrill's ownership interest in Archer to 15.7% as at December 31, 2017. As part of the restructuring the financial guarantee's and a significant portion of the performance guarantees provided by Seadrill were settled and the related party loan arrangements with Seadrill significantly reduced.

In April 2017, as a result of these activities, we concluded that we no longer had significant influence over Archer's financial and operating decisions, primarily as a result of the reduction in our shareholding and the significant reduction in our interests in related debt and guarantees. Our investment in Archer was therefore derecognized as an investment in associate and recognized as an available-for-sale security at the closing carrying value of the equity investment in associate, being nil. A $10 million accumulated other comprehensive income gain related to the equity method investment was recycled to the statement of operations and presented within other financial items.

A $28 million gain was subsequently recognized in other comprehensive income as at December 31, 2017, reflecting the value of the marketable security at the closing Archer share price of NOK 10.05.